Accounts Receivable, Net (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Accounts Receivable, Net [Line Items]
Credit losses from continuing operations	$ 7,455,097	$ 7,415,079
Credit losses from discontinued operations	$ 4,906,524	$ 0